Income Taxes - Tax Losses Carryforwards and Deferred Tax Valuation Allowance (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Tax losses carried forward
No expiry date	$ 74,515	$ 71,325
2024	3,529	3,763
2025	35,030	36,098
2026	46,766	48,150
2027	60,033	61,808
2028	103,913	107,297
2029	171,142	175,853
2030	237,384	243,918
2031	379,321	389,761
2032	594,311	610,800
2033	176,363
Tax loss carryforwards	1,882,307	1,748,773
Deferred tax valuation allowance:
At January 1	264,639	189,700	$ 122,378
Charged to consolidated statements of operations	26,629	93,243	63,975
Utilization of previously unrecognized tax losses	(39)	(1)	(186)
Write-off of tax losses	(112)	(125)
Divestment of subsidiaries	(433)
Others			(9)
Exchange differences	(7,162)	(18,178)	3,542
As at December 31	$ 283,522	$ 264,639	$ 189,700
PRC
Tax losses carried forward
Expiration period	5 years
PRC | HNTEs
Tax losses carried forward
Expiration period	10 years
US
Tax losses carried forward
Research tax credits	$ 4,700
New Jersey
Tax losses carried forward
Research tax credits	$ 1,100